REVENUE	12 Months Ended
Dec. 31, 2021
Revenue
REVENUE

21. REVENUE

The Company sub-classifies revenue within the following components: product revenue and services revenue. Product revenue comprises of sales of internally assembled multi-rotor helicopters, industrial aerial video systems, civilian small unmanned aerial systems or vehicles, and wireless video systems. Services revenue consists of fees charged for custom engineering, drone as a service work, and training and simulation consulting.

	For the years ended December 31,
	2021	2020	2019
Product sales	$5,103,399	$3,087,223	$248,939
Drone service	1,304,799	630,532	-
Services	645,667	645,756	1,131,488
	$7,053,865	$4,363,511	$1,380,427

The Company does not derive significant revenue from any (2020 – 1) customers that exceeds 10% of total revenues for the year ended December 31, 2021 (2020 – $474,701 of custom engineering services revenue).

Consulting revenue:

On May 22, 2017, the Company executed a standard consulting agreement, whereby the Company would provide consulting, custom engineering and investigating and solving on a project-by-project basis. The Company shall be responsible for the development, design, procurement, fabrication, assembly, integration, checkout, integration and test of hardware, software, and firmware necessary to produce a complete system per each project. The consideration for the services performed are based on the labor cost incurred on an hourly basis and minimal preapproved expenditures.

Geographic revenue segmentation is as follows:

	For the years ended December 31,
	2021	2020	2019
Canada	$4,937,935	$2,270,862	$127,118
United States	2,071,492	1,982,404	1,251,199
International	44,438	110,245	2,110
	$7,053,865	$4,363,511	$1,380,427

Draganfly Inc.

Notes to the Consolidated Financial Statements

For The Year Ended December 31, 2021

Expressed in Canadian Dollars

21. REVENUE (CONT’D)

Non current assets for each geographic segment are as follows:

	For the years ended December 31,
	Canada	United States	International
Goodwill	$2,166,564	$3,773,845	$-
Property and equipment	297,043	-	-
Intangible assets	219,093	374,808	-
Investments	291,066	-	-
Notes receivable	-	964,006	-
Right of use assets	468,106	-	-
	$3,441,872	$5,112,659	$-

Draganfly Inc.

Notes to the Consolidated Financial Statements

For The Year Ended December 31, 2021

Expressed in Canadian Dollars